Income taxes - Tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes [Abstract]
Current year	$ (53,462)	$ (9,592)	$ (27,162)
Income tax prior years	(383)	(2,080)	(12)
Current tax (expense)/benefit	(53,845)	(11,672)	(27,174)
Recognition of deferred tax assets	724,700	0	0
Originating and reversal of temporary differences	77,005	21,115	46,894
Deferred tax benefit	801,705	21,115	46,894
Total tax benefit	$ 747,860	$ 9,443	$ 19,720